UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here is Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
				                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Southfield Investment Management
Address:		55 Old Field Point Road
			Greenwich, CT  06830

13F File Number: 028-12639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required itmes, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		  John Kim
Title:		Managing Director
Phone:		203-302-3870

Signature,      Place,                  and Date of Signing:

John Kim   Greenwich, Connecticut   August 12, 2011

Report Type (Check only one.):

[X]	  13F HOLDINGS REPORT.

[ ]	  13F NOTICE.

[ ] 	13F COMBINATION REPORT

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		    0

Form 13F Information Table Entry Total:		32

Form 13F Information Table Value Total:		$139587
                              (x 1000)

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List of Other Included Managers:
 No.	Form 13F File Number	          Name

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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP		       COM		037389103    12123   236310 SH	     Sole				      236310
APPLE COMPUTER  	       COM	        037833100     9161    27291 SH	     Sole				       27291
AUTOZONE                       COM              053332102    10357    35128 SH       Sole                                      35128
BERKSHIRE HATHAWAY INC CL A    COM	        084670108     1742	 15 SH	     Sole				          15
BERKSHIRE HATHAWAY INC CL B    COM	        084670207      215     2780 SH	     Sole				        2780
CH ROBINSON WORLDWIDE INC      COM	        12541W209     4249    53899 SH	     Sole				       53899
COPART INC 		       COM	        217204106      476    10210 SH	     Sole				       10210
CVS CAREMARK CORPORATION       COM              126650100     3325    88465 SH       Sole                                      88465
FASTENAL CO.  		       COM	        311900104      967    26856 SH	     Sole				       26856
FIDELITY NATL INFORMATION SV   COM	        31620m106     3166   102840 SH	     Sole			              102840
FIRST PACTRUST BANCORP, INC    COM              33589V101      149    10000 SH	     Sole				       10000
HENRY SCHEIN   		       COM	        806407102     4926    68805 SH	     Sole				       68805
JOHNSON & JOHNSON	       COM	        478160104     1561    23468 SH	     Sole				       23468
LKQ CORPORATION		       COM	        501889208      582    22320 SH	     Sole				       22320
MASTERCARD		       COM		57636Q104      235      780 SH       Sole					 780
MCDONALDS CORPORATIONS 	       COM	        580135101     7048    83590 SH	     Sole				       83590
MEAD JOHNSON NUTRITION         COM              582839106     3700    54779 SH       Sole                                      54779
MEDNAX INC		       COM		58502B106     5252    72757 SH       Sole                                      72757
MICROSOFT CORP 		       COM	        594918104      342    13170 SH	     Sole				       13170
NEWS CORP - CL A	       COM		65248E104     7566   427485 SH       Sole	 			      427485
O'REILLY AUTOMOTIVE INC        COM              67103H107    13375   204174 SH       Sole                                     204174
ORACLE CORP  	               COM	        68389x105     7608   231181 SH	     Sole				      231181
PEPSICO INC.   	               COM	        713448108     7735   109825 SH	     Sole				      109825
PETSMART INC   	               COM	        716768106     4686   103295 SH	     Sole				      103295
PFIZER  	               COM	        717081103      221    10724 SH	     Sole				       10724
PRICELINE.COM INC.	       COM              741503403     4719     9219 SH       Sole					9219
ROBERT HALF, INC. 	       COM	        770323103      227     8400 SH	     Sole				        8400
SEI INVESTMENTS CO  	       COM	        784117103      427    18960 SH	     Sole				       18960
SENSATA TECHNOLOGIES HOLDING   COM              N7902X106     6115   162420 SH       Sole                                     162420
THERMO FISHER SCIENTIFIC       COM	        883556102     7356   114249 SH	     Sole				      114249
UNION PACIFIC CORP             COM		907818108     5777    55334 SH	     Sole				       55334
VISA INC.		       COM		92826C839     4199    49835 SH       Sole				       49835




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